UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22911

Reality Shares ETF Trust

(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800
San Diego, CA 92101

(Address of principal executive offices) (Zip code)

Eric R. Ervin
c/o Reality Shares Advisors, LLC
402 West Broadway, Suite 2800
San Diego, CA 92101

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Reality Shares DIVS ETF (DIVY)
Reality Shares DIVCON Leaders Dividend ETF (LEAD)
Reality Shares DIVCON Dividend Defender ETF (DFND)
Reality Shares DIVCON Dividend Guard ETF (GARD)
Reality Shares NASDAQ NexGen Economy ETF (BLCN)

Semi-Annual Report

April 30, 2018

The financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

ALPS Distributors, Inc., distributor.

Shareholder Expense Example
April 30, 2018 (Unaudited)

As a shareholder of one or more Funds of the Reality Shares ETF Trust (the “Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples in the table below are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period from November 1, 2017 to April 30, 2018 (except for Reality Shares NASDAQ NexGen Economy ETF which is for the period January 17, 2018 to April 30, 2018).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period Per $1,000” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value	Ending Account Value April 30, 2018	Annualized Expense Ratio for the Period	Expenses Paid During Period Per $1,000
Reality Shares DIVS ETF
Actual	$1,000.00	$1,038.70	0.85%	$4.30
Hypothetical(1)	$1,000.00	$1,020.58	0.85%	$4.26	*
Reality Shares DIVCON Leaders Dividend ETF
Actual	$1,000.00	$1,059.70	0.43%	$2.20
Hypothetical(1)	$1,000.00	$1,022.66	0.43%	$2.16	*
Reality Shares DIVCON Dividend Defender ETF
Actual	$1,000.00	$1,022.00	1.23%	$6.17
Hypothetical(1)	$1,000.00	$1,018.70	1.23%	$6.16	*
Reality Shares DIVCON Dividend Guard ETF
Actual	$1,000.00	$1,059.40	0.85%	$4.34
Hypothetical(1)	$1,000.00	$1,020.58	0.85%	$4.26	*
Reality Shares NASDAQ NexGen Economy ETF
Actual(2)	$1,000.00	$944.40	0.68%	$1.88
Hypothetical(1)	$1,000.00	$1,021.42	0.68%	$3.41	*
(1)	5% return before expenses.
(2)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 104/365 (to reflect the period from January 17, 2018 to April 30, 2018).
*	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

Reality Shares ETF Trust     1

Schedule of Investments
Reality Shares DIVS ETF
April 30, 2018 (Unaudited)

	Principal/ Shares	Value
Treasury Bills – 97.3%(a)
U.S. Treasury Bill, 07/26/2018	$524,000	$521,777
U.S. Treasury Bill, 08/02/2018	7,056,000	7,022,776
U.S. Treasury Bill, 08/09/2018	5,834,000	5,804,182
U.S. Treasury Bill, 09/06/2018	5,024,000	4,990,364
U.S. Treasury Bill, 09/13/2018	5,111,000	5,074,635
U.S. Treasury Bill, 09/20/2018	7,815,000	7,756,392
U.S. Treasury Bill, 09/27/2018	7,586,000	7,526,188
U.S. Treasury Bill, 10/11/2018(b)	5,739,000	5,688,459
U.S. Treasury Bill, 10/18/2018	1,347,000	1,334,596
U.S. Treasury Bill, 10/25/2018	1,355,000	1,341,934
U.S. Treasury Bill, 05/10/2018	1,312,000	1,311,498
U.S. Treasury Bill, 06/14/2018(b)	2,005,000	2,000,975
U.S. Treasury Bill, 06/21/2018	1,733,000	1,728,869
U.S. Treasury Bill, 07/05/2018	1,914,000	1,907,975
U.S. Treasury Bill, 08/16/2018	4,002,000	3,979,991

	Principal/ Shares	Value
U.S. Treasury Bill, 08/30/2018	$2,063,000	$2,050,104
U.S. Treasury Bill, 07/12/2018	9,891,000	9,856,703
(Cost $69,919,854)		69,897,418
Money Markets and Cash Equivalents – 0.1%
Blackrock Federal FD 30 Instl, 1.59%(b)(c)	100,569	100,569
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.01%(c)	224	224
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class, 1.61%(b)(c)	2	2
(Cost $100,795)		100,795
Total Investments – 97.4%
(Cost $70,020,649)		69,998,213
Other Assets in Excess of Liabilities – 2.6%		1,897,303
Net Assets – 100.0%		$71,895,516
(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	All or a portion of the security has been pledged to the broker for swap positions.
(c)	Reflects the 7-day yield at April 30, 2018.

Dividend swaps outstanding at April 30, 2018+:

Underlying Index	Counterparties*	Expiration Date	Notional Amount Long (Short)**	Value/Unrealized Appreciation (Depreciation)
S&P 500	BNP Paribas	12/31/2018	$(13,519,505)	$1,913,245
S&P 500	JP Morgan	12/31/2018	(284,760)	56,385
S&P 500	BNP Paribas	12/31/2019	(7,628,650)	593,750
S&P 500	JP Morgan	12/31/2019	(4,196,300)	628,650
S&P 500	Morgan Stanley	12/31/2019	(1,902,250)	96,250
S&P 500	Societe Generale	12/31/2019	(1,270,800)	99,600
S&P 500	BNP Paribas	12/31/2020	(6,751,910)	346,350
S&P 500	JP Morgan	12/31/2020	(699,600)	12,600
S&P 500	Morgan Stanley	12/31/2020	(2,808,750)	158,750
S&P 500	Societe Generale	12/31/2020	(4,326,650)	362,000
S&P 500	BNP Paribas	12/31/2021	(8,223,025)	35,275
S&P 500	Morgan Stanley	12/31/2021	(3,895,565)	15,615
S&P 500	Societe Generale	12/31/2021	(1,086,813)	64,438
S&P 500	BNP Paribas	12/31/2022	(9,470,670)	(6,180)
S&P 500	Morgan Stanley	12/31/2022	(3,839,000)	(38,000)
S&P 500	Societe Generale	12/31/2022	(721,200)	39,000
				$4,377,728

Cash received from the broker for swap positions in the amount of $2,430,000.

Cash and securities pledged to the broker for swap positions in the amount of $2,283,190.

+	See note 7 in the notes to financial statements for more information regarding dividend swaps.
*	At contract maturity, the Fund pays to/receives from the counterparty the net difference between the expected dividend value and the actual dividend value.
**	Represents gross notional exposure on the fixed leg of the swap contract.

The accompanying notes are an integral part of these financial statements.

2     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVS ETF
April 30, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Treasury Bills	$—	$69,897,418	$—	$69,897,418
Money Markets and Cash Equivalents	100,795	—	—	100,795
Other Financial Instruments***	—	4,421,908	—	4,421,908
Total Assets	$100,795	$74,319,326	$—	$74,420,121
Liabilities
Other Financial Instruments***	$—	$(44,180)	$—	$(44,180)
Total Liabilities	$—	$(44,180)	$—	$(44,180)
***	Other financial instruments include dividend swaps. Dividend swaps are presented at gross unrealized appreciation (depreciation).

During the period ended April 30, 2018, there were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2018.

Summary of Schedule of Investments

Industry	% of Net Assets
Treasury Bills	97.3%
Money Markets and Cash Equivalents	0.1
Total Investments	97.4
Other Assets in Excess of Liabilities	2.6
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     3

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2018 (Unaudited)

	Shares	Value
Common Stocks – 99.7%
Aerospace & Defense – 3.9%
Harris Corp.	5,680	$888,466
Huntington Ingalls Industries, Inc.	3,483	847,100
		1,735,566
Air Freight & Logistics – 1.9%
Expeditors International of Washington, Inc.	13,342	852,020
Banks – 2.1%
Comerica, Inc.	9,970	942,963
Biotechnology – 1.8%
Amgen, Inc.	4,624	806,795
Building Products – 1.8%
AO Smith Corp.	13,239	812,213
Capital Markets – 7.5%
Ameriprise Financial, Inc.	5,151	722,222
S&P Global, Inc.	5,079	957,899
SEI Investments Co.	12,509	790,944
T Rowe Price Group, Inc.	7,936	903,276
		3,374,341
Chemicals – 1.7%
PPG Industries, Inc.	7,033	744,654
Commercial Services & Supplies – 1.9%
Rollins, Inc.	18,016	874,136
Communications Equipment – 2.1%
Motorola Solutions, Inc.	8,777	963,978
Containers & Packaging – 1.7%
Avery Dennison Corp.	7,265	761,445
Electronic Equipment Instruments & Components – 3.7%
Amphenol Corp., Class A	9,601	803,700
CDW Corp.	12,112	863,464
		1,667,164
Food Products – 3.2%
Ingredion, Inc.	5,835	706,560
Tyson Foods, Inc., Class A	10,394	728,620
		1,435,180
Health Care Equipment & Supplies – 3.4%
DENTSPLY SIRONA, Inc.	12,442	626,330
ResMed, Inc.	9,714	919,333
		1,545,663
Health Care Providers & Services – 5.5%
Anthem, Inc.	3,484	822,189
CVS Health Corp.	11,072	773,158
UnitedHealth Group, Inc.	3,739	883,900
		2,479,247
Hotels, Restaurants & Leisure – 5.6%
Marriott International, Inc., Class A	6,505	889,104
McDonald’s Corp.	4,655	779,433
Starbucks Corp.	14,397	828,835
		2,497,372
Household Products – 1.6%
Colgate-Palmolive Co.	11,005	717,856

	Shares	Value
Industrial Conglomerates – 3.1%
3M Co.	3,335	$648,291
Honeywell International, Inc.	5,215	754,506
		1,402,797
Insurance – 3.5%
Allstate Corp. (The)	8,040	786,473
Marsh & McLennan Cos., Inc.	9,480	772,620
		1,559,093
Internet & Direct Marketing Retail – 1.7%
Expedia Group, Inc.	6,587	758,427
IT Services – 6.4%
Amdocs Ltd.	12,405	834,236
Mastercard, Inc., Class A	5,873	1,046,980
Visa, Inc., Class A	7,895	1,001,718
		2,882,934
Machinery – 3.2%
Illinois Tool Works, Inc.	5,220	741,344
Snap-on, Inc.	4,908	712,887
		1,454,231
Media – 1.5%
Comcast Corp., Class A	21,399	671,715
Metals & Mining – 2.1%
Steel Dynamics, Inc.	21,051	943,295
Personal Products – 2.2%
Estee Lauder Cos., Inc. (The), Class A	6,738	997,830
Pharmaceuticals – 2.1%
Zoetis, Inc.	11,291	942,573
Semiconductors & Semiconductor Equipment – 11.3%
Broadcom, Inc.	3,092	709,367
KLA-Tencor Corp.	7,823	795,912
Maxim Integrated Products, Inc.	15,729	857,230
Microchip Technology, Inc.	9,305	778,456
NVIDIA Corp.	4,478	1,007,102
Texas Instruments, Inc.	9,360	949,385
		5,097,452
Software – 4.2%
Activision Blizzard, Inc.	13,525	897,384
Intuit, Inc.	5,328	984,561
		1,881,945
Specialty Retail – 3.7%
Home Depot, Inc. (The)	4,734	874,843
Tractor Supply Co.	11,796	802,128
		1,676,971
Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	4,692	775,400
Textiles, Apparel & Luxury Goods – 2.1%
NIKE, Inc., Class B	13,578	928,599
Tobacco – 1.5%
Altria Group, Inc.	11,759	659,797
Total Common Stocks
(Cost $45,499,171)		44,843,652

The accompanying notes are an integral part of these financial statements.

4     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2018 (Unaudited)

	Shares	Value
Treasury Bills – 0.3%(a)
U.S. Treasury Bill, 07/12/2018	15,000	$14,948
U.S. Treasury Bill, 07/19/2018	23,000	22,912
U.S. Treasury Bill, 09/13/2018	41,000	40,708
U.S. Treasury Bill, 09/27/2018	38,000	37,700
U.S. Treasury Bill, 10/11/2018	26,000	25,771
U.S. Treasury Bill, 10/25/2018	7,000	6,933
(Cost $149,016)		148,972

	Shares	Value
Money Markets and Cash Equivalents – 0.0%(b)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.01%(c)
(Cost $991)	991	$991
Total Investments – 100.0%
(Cost $45,649,178)		44,993,615
Other Assets in Excess of Liabilities – 0.0%(b)		7,592
Net Assets – 100.0%		$45,001,207
(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Rounds to less than 0.1%.
(c)	Reflects the 7-day yield at April 30, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$44,843,652	$—	$—	$44,843,652
Treasury Bills	—	148,972	—	148,972
Money Markets and Cash Equivalents	991	—	—	991
Total Assets	$44,844,643	$148,972	$—	$44,993,615
*	See the Schedule of Investments for breakout by security category.

During the period ended April 30, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     5

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2018 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Aerospace & Defense	3.9%
Air Freight & Logistics	1.9
Banks	2.1
Biotechnology	1.8
Building Products	1.8
Capital Markets	7.5
Chemicals	1.7
Commercial Services & Supplies	1.9
Communications Equipment	2.1
Containers & Packaging	1.7
Electronic Equipment Instruments & Components	3.7
Food Products	3.2
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	5.5
Hotels, Restaurants & Leisure	5.6
Household Products	1.6
Industrial Conglomerates	3.1
Insurance	3.5
Internet & Direct Marketing Retail	1.7
IT Services	6.4
Machinery	3.2
Media	1.5
Metals & Mining	2.1
Personal Products	2.2
Pharmaceuticals	2.1
Semiconductors & Semiconductor Equipment	11.3
Software	4.2
Specialty Retail	3.7
Technology Hardware, Storage & Peripherals	1.7
Textiles, Apparel & Luxury Goods	2.1
Tobacco	1.5
Treasury Bills	0.3
Money Markets and Cash Equivalents	0.0	(a)
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0	(a)
Net Assets	100.0%
(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2018 (Unaudited)

	Shares	Value
Common Stocks(a) – 75.9%
Aerospace & Defense – 2.9%
Harris Corp.	577	$90,254
Huntington Ingalls Industries, Inc.	352	85,610
		175,864
Air Freight & Logistics – 1.5%
Expeditors International of Washington, Inc.	1,352	86,339
Banks – 1.6%
Comerica, Inc.	1,010	95,526
Biotechnology – 1.4%
Amgen, Inc.	468	81,657
Building Products – 1.4%
AO Smith Corp.	1,343	82,393
Capital Markets – 5.7%
Ameriprise Financial, Inc.	523	73,330
S&P Global, Inc.	514	96,941
SEI Investments Co.	1,270	80,302
T Rowe Price Group, Inc.	804	91,511
		342,084
Chemicals – 1.3%
PPG Industries, Inc.	713	75,492
Commercial Services & Supplies – 1.5%
Rollins, Inc.	1,828	88,695
Communications Equipment – 1.6%
Motorola Solutions, Inc.	890	97,749
Containers & Packaging – 1.3%
Avery Dennison Corp.	738	77,350
Electronic Equipment Instruments & Components – 2.8%
Amphenol Corp., Class A	974	81,534
CDW Corp.	1,229	87,615
		169,149
Food Products – 2.4%
Ingredion, Inc.	593	71,806
Tyson Foods, Inc., Class A	1,054	73,886
		145,692
Health Care Equipment & Supplies – 2.6%
DENTSPLY SIRONA, Inc.	1,262	63,529
ResMed, Inc.	985	93,220
		156,749
Health Care Providers & Services – 4.2%
Anthem, Inc.	352	83,068
CVS Health Corp.	1,124	78,489
UnitedHealth Group, Inc.	379	89,596
		251,153
Hotels, Restaurants & Leisure – 4.2%
Marriott International, Inc., Class A	659	90,072
McDonald’s Corp.	471	78,864
Starbucks Corp.	1,460	84,052
		252,988
Household Products – 1.2%
Colgate-Palmolive Co.	1,116	72,797
Industrial Conglomerates – 2.4%
3M Co.	337	65,510
Honeywell International, Inc.	530	76,680
		142,190

	Shares	Value
Insurance – 2.6%
Allstate Corp. (The)	814	$79,625
Marsh & McLennan Cos., Inc.	963	78,485
		158,110
Internet & Direct Marketing Retail – 1.3%
Expedia Group, Inc.	668	76,913
IT Services – 4.9%
Amdocs Ltd.	1,260	84,735
Mastercard, Inc., Class A	595	106,070
Visa, Inc., Class A	802	101,758
		292,563
Machinery – 2.5%
Illinois Tool Works, Inc.	531	75,413
Snap-on, Inc.	497	72,189
		147,602
Media – 1.1%
Comcast Corp., Class A	2,171	68,148
Metals & Mining – 1.6%
Steel Dynamics, Inc.	2,136	95,714
Personal Products – 1.7%
Estee Lauder Cos., Inc. (The), Class A	684	101,293
Pharmaceuticals – 1.6%
Zoetis, Inc.	1,145	95,585
Semiconductors & Semiconductor Equipment – 8.6%
Broadcom, Inc.	313	71,808
KLA-Tencor Corp.	793	80,680
Maxim Integrated Products, Inc.	1,595	86,927
Microchip Technology, Inc.	945	79,059
NVIDIA Corp.	454	102,105
Texas Instruments, Inc.	948	96,156
		516,735
Software – 3.2%
Activision Blizzard, Inc.	1,371	90,966
Intuit, Inc.	541	99,971
		190,937
Specialty Retail – 2.8%
Home Depot, Inc. (The)	479	88,519
Tractor Supply Co.	1,197	81,396
		169,915
Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	477	78,829
Textiles, Apparel & Luxury Goods – 1.6%
NIKE, Inc., Class B	1,378	94,241
Tobacco – 1.1%
Altria Group, Inc.	1,192	66,883
Total Common Stocks
(Cost $4,586,865)		4,547,335
Treasury Bills – 24.2%(b)
U.S. Treasury Bill, 06/07/2018	199,000	198,666
U.S. Treasury Bill, 06/21/2018	180,000	179,571
U.S. Treasury Bill, 06/28/2018	3,000	2,992
U.S. Treasury Bill, 08/16/2018	172,000	171,054
U.S. Treasury Bill, 09/06/2018	170,000	168,862
U.S. Treasury Bill, 09/27/2018	447,000	443,475
U.S. Treasury Bill, 10/11/2018	287,000	284,472
(Cost $1,449,499)		1,449,092

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     7

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2018 (Unaudited)

	Shares	Value
Money Markets and Cash Equivalents – 0.0%(c)
Blackrock Federal FD 30 Instl, 1.59%(d)	598	$598
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.01%(d)	229	229
(Cost $827)		827
Total Investments Before Securities Sold Short
(Cost $6,037,191)		5,997,254
Securities Sold Short
Common Stocks – (27.0)%
Airlines – (1.3)%
American Airlines Group, Inc.	(1,828)	(78,476)
Capital Markets – (1.9)%
Interactive Brokers Group, Inc., Class A	(1,542)	(114,416)
Diversified Telecommunication – (2.9)%
CenturyLink, Inc.	(9,449)	(175,563)
Electric Utilities – (3.5)%
Exelon Corp.	(2,387)	(94,716)
FirstEnergy Corp.	(3,229)	(111,078)
		(205,794)
Household Durables – (1.1)%
Lennar Corp., Class A	(1,235)	(65,319)

	Shares	Value
Independent Power and Renewable Electricity Producers – (2.3)%
NRG Energy, Inc.	(4,344)	$(134,664)
Multi-Utilities – (1.4)%
NiSource, Inc.	(3,407)	(83,097)
Oil, Gas & Consumable Fuels – (11.2)%
Anadarko Petroleum Corp.	(2,051)	(138,073)
Devon Energy Corp.	(2,264)	(82,251)
EQT Corp.	(1,988)	(99,778)
Noble Energy, Inc.	(4,555)	(154,096)
Pioneer Natural Resources Co.	(552)	(111,255)
Williams Cos., Inc. (The)	(3,341)	(85,964)
		(671,417)
Software – (1.4)%
Symantec Corp.	(3,079)	(85,565)
Total Securities Sold Short
[Proceeds $(1,549,723)]		(1,614,311)
Total Investments – 73.1%
(Cost $4,487,468)		4,382,943
Other Assets in Excess of Liabilities – 26.9%		1,610,096
Net Assets – 100.0%		$5,993,039
(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at April 30, 2018 was $5,152,096 which includes cash in the amount of $1,612,634.
(b)	The security was issued on a discount basis with no stated coupon rate.
(c)	Rounds to less than 0.1%.
(d)	Reflects the 7-day yield at April 30, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$4,547,335	$—	$—	$4,547,335
Treasury Bills	—	1,449,092	—	1,449,092
Money Markets and Cash Equivalents	827	—	—	827
Total Assets	$4,548,162	$1,449,092	$—	$5,997,254
Liabilities
Common Stocks*	$(1,614,311)	$—	$—	$(1,614,311)
Total Liabilities	$(1,614,311)	$—	$—	$(1,614,311)
*	See the Schedule of Investments for breakout by security category.

During the period ended April 30, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2018.

The accompanying notes are an integral part of these financial statements.

8     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2018 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Aerospace & Defense	2.9%
Air Freight & Logistics	1.5
Airlines	(1.3)
Banks	1.6
Biotechnology	1.4
Building Products	1.4
Capital Markets	3.8
Chemicals	1.3
Commercial Services & Supplies	1.5
Communications Equipment	1.6
Containers & Packaging	1.3
Diversified Telecommunication	(2.9)
Electric Utilities	(3.5)
Electronic Equipment Instruments & Components	2.8
Food Products	2.4
Health Care Equipment & Supplies	2.6
Health Care Providers & Services	4.2
Hotels, Restaurants & Leisure	4.2
Household Durables	(1.1)
Household Products	1.2
Independent Power and Renewable Electricity Producers	(2.3)
Industrial Conglomerates	2.4
Insurance	2.6
Internet & Direct Marketing Retail	1.3
IT Services	4.9
Machinery	2.5
Media	1.1
Metals & Mining	1.6
Multi-Utilities	(1.4)
Oil, Gas & Consumable Fuels	(11.2)
Personal Products	1.7
Pharmaceuticals	1.6
Semiconductors & Semiconductor Equipment	8.6
Software	1.8
Specialty Retail	2.8
Technology Hardware, Storage & Peripherals	1.3
Textiles, Apparel & Luxury Goods	1.6
Tobacco	1.1
Treasury Bills	24.2
Money Markets and Cash Equivalents	0.0 (a)
Total Investments	73.1
Other Assets in Excess of Liabilities	26.9
Net Assets	100.0%
(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     9

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
April 30, 2018 (Unaudited)

	Shares	Value
Common Stocks – 99.6%
Aerospace & Defense – 3.9%
Harris Corp.	389	$60,847
Huntington Ingalls Industries, Inc.	238	57,884
		118,731
Air Freight & Logistics – 1.9%
Expeditors International of Washington, Inc.	914	58,368
Banks – 2.1%
Comerica, Inc.	682	64,504
Biotechnology – 1.8%
Amgen, Inc.	316	55,136
Building Products – 1.8%
AO Smith Corp.	906	55,583
Capital Markets – 7.5%
Ameriprise Financial, Inc.	352	49,354
S&P Global, Inc.	347	65,444
SEI Investments Co.	857	54,188
T Rowe Price Group, Inc.	544	61,918
		230,904
Chemicals – 1.7%
PPG Industries, Inc.	481	50,928
Commercial Services & Supplies – 1.9%
Rollins, Inc.	1,234	59,874
Communications Equipment – 2.1%
Motorola Solutions, Inc.	600	65,898
Containers & Packaging – 1.7%
Avery Dennison Corp.	497	52,091
Electronic Equipment Instruments & Components – 3.7%
Amphenol Corp., Class A	657	54,997
CDW Corp.	830	59,171
		114,168
Food Products – 3.2%
Ingredion, Inc.	400	48,436
Tyson Foods, Inc., Class A	712	49,911
		98,347
Health Care Equipment & Supplies – 3.4%
DENTSPLY SIRONA, Inc.	852	42,890
ResMed, Inc.	666	63,030
		105,920
Health Care Providers & Services – 5.5%
Anthem, Inc.	238	56,166
CVS Health Corp.	758	52,931
UnitedHealth Group, Inc.	256	60,518
		169,615
Hotels, Restaurants & Leisure – 5.5%
Marriott International, Inc., Class A	445	60,823
McDonald’s Corp.	319	53,413
Starbucks Corp.	986	56,764
		171,000
Household Products – 1.6%
Colgate-Palmolive Co.	754	49,183

	Shares	Value
Industrial Conglomerates – 3.1%
3M Co.	228	$44,321
Honeywell International, Inc.	357	51,651
		95,972
Insurance – 3.5%
Allstate Corp. (The)	550	53,801
Marsh & McLennan Cos., Inc.	649	52,893
		106,694
Internet & Direct Marketing Retail – 1.7%
Expedia Group, Inc.	451	51,928
IT Services – 6.4%
Amdocs Ltd.	850	57,163
Mastercard, Inc., Class A	401	71,486
Visa, Inc., Class A	541	68,642
		197,291
Machinery – 3.2%
Illinois Tool Works, Inc.	357	50,701
Snap-on, Inc.	335	48,659
		99,360
Media – 1.5%
Comcast Corp., Class A	1,466	46,018
Metals & Mining – 2.1%
Steel Dynamics, Inc.	1,443	64,661
Personal Products – 2.2%
Estee Lauder Cos., Inc. (The), Class A	461	68,269
Pharmaceuticals – 2.1%
Zoetis, Inc.	772	64,447
Semiconductors & Semiconductor – 11.3%
Broadcom, Inc.	211	48,408
KLA-Tencor Corp.	536	54,533
Maxim Integrated Products, Inc.	1,076	58,642
Microchip Technology, Inc.	637	53,291
NVIDIA Corp.	307	69,044
Texas Instruments, Inc.	641	65,017
		348,935
Software – 4.2%
Activision Blizzard, Inc.	926	61,440
Intuit, Inc.	365	67,448
		128,888
Specialty Retail – 3.7%
Home Depot, Inc. (The)	323	59,690
Tractor Supply Co.	807	54,876
		114,566
Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	321	53,048
Textiles, Apparel & Luxury Goods – 2.1%
NIKE, Inc., Class B	930	63,603
Tobacco – 1.5%
Altria Group, Inc.	805	45,169
Total Common Stocks
(Cost $3,066,422)		3,069,099

The accompanying notes are an integral part of these financial statements.

10     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
April 30, 2018 (Unaudited)

	Shares	Value
Treasury Bills – 0.4%(a)
U.S. Treasury Bill, 07/19/2018	5,000	$4,981
U.S. Treasury Bill, 10/11/2018	7,000	6,938
(Cost $11,923)		11,919
Money Markets and Cash Equivalents – 0.0%(b)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.01%(c)
(Cost $324)	324	324
Total Investments – 100.0%
(Cost $3,078,669)		3,081,342
Liabilities in Excess of Other Assets – 0.0%(b)		(510)
Net Assets – 100.0%		$3,080,832
(a)	The security was issued on a discount basis with no stated coupon rate.
(b)	Rounds to less than 0.1%.
(c)	Reflects the 7-day yield at April 30, 2018.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$3,069,099	$—	$—	$3,069,099
Treasury Bills	—	11,919	—	11,919
Money Markets and Cash Equivalents	324	—	—	324
Total Assets	$3,069,423	$11,919	$—	$3,081,342
*	See the Schedule of Investments for breakout by security category.

During the period ended April 30, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     11

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
April 30, 2018 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Aerospace & Defense	3.9%
Air Freight & Logistics	1.9
Banks	2.1
Biotechnology	1.8
Building Products	1.8
Capital Markets	7.5
Chemicals	1.7
Commercial Services & Supplies	1.9
Communications Equipment	2.1
Containers & Packaging	1.7
Electronic Equipment Instruments & Components	3.7
Food Products	3.2
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	5.5
Hotels, Restaurants & Leisure	5.5
Household Products	1.6
Industrial Conglomerates	3.1
Insurance	3.5
Internet & Direct Marketing Retail	1.7
IT Services	6.4
Machinery	3.2
Media	1.5
Metals & Mining	2.1
Personal Products	2.2
Pharmaceuticals	2.1
Semiconductors & Semiconductor	11.3
Software	4.2
Specialty Retail	3.7
Technology Hardware, Storage & Peripherals	1.7
Textiles, Apparel & Luxury Goods	2.1
Tobacco	1.5
Treasury Bill	0.4
Money Market and Cash Equivalent	0.0	(a)
Total Investments	100.0
Liabilities in Excess of Other Assets	0.0	(a)
Net Assets	100.0%
(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

12     Reality Shares ETF Trust

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
April 30, 2018 (Unaudited)

	Shares	Value
Common Stocks – 99.6%
Automobiles – 1.6%
Daimler AG	24,628	$1,948,987
Banks – 10.8%
Banco Santander SA	244,361	1,593,234
Bank of America Corp.	48,753	1,458,690
Barclays PLC	196,126	2,263,294
BOC Hong Kong Holdings Ltd.	328,255	1,708,561
Citigroup, Inc.	21,764	1,485,828
ING Groep NV	92,499	1,553,058
JPMorgan Chase & Co.	18,107	1,969,680
Wells Fargo & Co.	28,045	1,457,218
		13,489,563
Capital Markets – 14.0%
ASX Ltd.	37,030	1,638,831
CME Group, Inc.	10,799	1,702,786
Deutsche Boerse AG	15,418	2,079,818
Goldman Sachs Group, Inc. (The)	6,996	1,667,357
Japan Exchange Group, Inc.	91,288	1,693,531
Nasdaq, Inc.	28,194	2,490,094
SBI Holdings, Inc.	100,454	2,540,153
Thomson Reuters Corp.	43,038	1,730,988
TMX Group Ltd.	31,070	1,876,876
		17,420,434
Communications Equipment – 3.8%
Cisco Systems, Inc.	57,387	2,541,670
ZTE Corp, Class H*(a)	654,591	2,135,193
		4,676,863
Consumer Finance – 1.6%
American Express Co.	20,574	2,031,683
Electronic Equipment, Instruments & Components – 2.0%
Hitachi Ltd.	338,915	2,482,744
Household Durables – 1.3%
Panasonic Corp.	106,608	1,589,986
Industrial Conglomerates – 1.3%
Siemens AG	13,083	1,669,838
Insurance – 3.0%
Ping An Insurance Group Co. of China Ltd., Class H	201,888	1,994,893
ZhongAn Online P&C Insurance Co. Ltd., Class H*(b)	247,957	1,739,245
		3,734,138
Internet & Direct Marketing Retail – 4.1%
Amazon.Com, Inc.*	1,008	1,578,659
JD.Com, Inc.*	35,555	1,298,113
Overstock.com, Inc.*	59,208	2,255,825
		5,132,597
Internet Software & Services – 8.5%
Alibaba Group Holding Ltd.*	11,810	2,108,557
Alphabet, Inc., Class A*	1,403	1,429,068
Baidu, Inc.*	8,665	2,174,049
GMO internet, Inc.	89,468	1,647,503
NetEase, Inc.	5,261	1,352,445
Tencent Holdings Ltd.	36,821	1,834,423
		10,546,045
IT Services – 25.7%
Accenture PLC, Class A	14,895	2,252,124
Atos SE	14,105	1,906,961

	Shares	Value
Broadridge Financial Solutions, Inc.	19,778	$2,120,399
Capgemini SE	12,157	1,674,441
Digital Garage, Inc.	67,530	2,249,457
Fidelity National Information Services, Inc.	15,884	1,508,504
Fujitsu Ltd.	378,208	2,301,565
GFT Technologies SE	98,454	1,570,167
Hive Blockchain Technologies Ltd.*	2,176,315	2,427,654
Infosys Ltd.	107,549	1,900,391
International Business Machines Corp.	17,648	2,558,254
Mastercard, Inc., Class A	11,609	2,069,536
NTT Data Corp.	208,046	2,241,592
Square, Inc., Class A*	38,090	1,803,181
Visa, Inc., Class A	15,300	1,941,264
Worldline SA*(b)	29,589	1,493,610
		32,019,100
Semiconductors & Semiconductor – 11.4%
Advanced Micro Devices, Inc.*	198,407	2,158,668
Intel Corp.	56,489	2,915,962
Micron Technology, Inc.*	32,483	1,493,568
NVIDIA Corp.	9,079	2,041,867
Taiwan Semiconductor Manufacturing Co. Ltd.	47,870	1,840,602
Texas Instruments, Inc.	19,573	1,985,290
Xilinx, Inc.	28,308	1,818,506
		14,254,463
Software – 8.9%
Intuit, Inc.	8,606	1,590,303
Microsoft Corp.	28,270	2,643,810
Oracle Corp.	44,121	2,015,006
Red Hat, Inc.*	13,753	2,242,564
SAP SE	23,441	2,597,966
		11,089,649
Technology Hardware, Storage & Peripherals – 1.6%
Samsung Electronics Co. Ltd.	1,630	2,019,570
Total Common Stocks
(Cost $131,065,313)		124,105,660
Treasury Bills – 0.2%(c)
U.S. Treasury Bill, 09/27/2018	75,000	74,408
U.S. Treasury Bill, 10/11/2018	108,000	107,049
U.S. Treasury Bill, 10/18/2018	4,000	3,963
U.S. Treasury Bill, 10/25/2018	61,000	60,412
(Cost $245,910)		245,832
Money Markets and Cash Equivalents – 0.0%(d)
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 2.01%(e)
(Cost $10,230)	10,230	10,230
Total Investments – 99.8%
(Cost $131,321,453)		124,361,722
Other Assets in Excess of Liabilities – 0.2%		199,198
Net Assets – 100.0%		$124,560,920
*	Non-income producing securities.
(a)	Investment was valued using significant unobservable inputs.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(c)	The security was issued on a discount basis with no stated coupon rate.
(d)	Rounds to less than 0.1%.
(e)	Reflects the 7-day yield at April 30, 2018.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     13

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
April 30, 2018 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2018.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$121,970,467	$—	$2,135,193	$124,105,660
Treasury Bills	—	245,832	—	245,832
Money Markets and Cash Equivalents	10,230	—	—	10,230
Total Assets	$121,980,697	$245,832	$2,135,193	$124,361,722
*	See the Schedule of Investments for breakout by security category.

During the period ended April 30, 2018, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at October 31, 2017	$—
Purchases	2,602,731
Sales	(103,079)
Realized gain (loss)	(17,189)
Change in unrealized gain (loss)	(347,270)
Transfers into Level 3	—
Transfer out of Level 3	—
Balance at April 30, 2018	2,135,193
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2018	(347,270)

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation Technique	Unobservable Input
ZTE corp. Class H	$2,135,193	Adjustment to market based on duration of fair value event and illiquidity	Illiquidity Discount

Qualitative Disclosure About Unobservable Inputs

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

Summary of Schedule of Investments

Industry	% of Net Assets
Automobiles	1.6%
Banks	10.8
Capital Markets	14.0
Communications Equipment	3.8
Consumer Finance	1.6
Electronic Equipment, Instruments & Components	2.0
Household Durables	1.3
Industrial Conglomerates	1.3
Insurance	3.0
Internet & Direct Marketing Retail	4.1
Internet Software & Services	8.5
IT Services	25.7
Semiconductors & Semiconductor	11.4
Software	8.9
Technology Hardware, Storage & Peripherals	1.6
Treasury Bills	0.2
Money Markets and Cash Equivalents	0.0 (a)
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%
(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

14     Reality Shares ETF Trust

Statements of Assets and Liabilities
April 30, 2018 (Unaudited)

	Reality Shares DIVS ETF		Reality Shares DIVCON Leaders Dividend ETF	Reality Shares DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Guard ETF	Reality Shares NASDAQ NexGen Economy ETF
Assets:
Investments, at value	$69,998,213	#	$44,993,615	$5,997,254	$3,081,342	$124,361,722
Cash	—		—	—	—	208
Cash held at broker for securities sold short	—		—	1,612,634	—	—
Receivables
Dividend receivable	—		23,922	1,708	1,532	245,035
Interest receivable	—		3	2	1	26
Reclaims receivable	—		—	—	—	21,375
Unrealized appreciation on swaps (Note 7)	4,421,908		—	—	—	—
Total Assets	74,420,121		45,017,540	7,611,598	3,082,875	124,628,366
Liabilities:
Securities sold short, at value	—		—	1,614,311	—	—
Payables
Interest Payable	1,663		—	—	—	—
Advisory fees (Note 4)	48,762		16,333	4,248	2,043	67,446
Unrealized depreciation on swaps (Note 7)	44,180		—	—	—	—
Due to broker for swaps	2,430,000		—	—	—	—
Total Liabilities	2,524,605		16,333	1,618,559	2,043	67,446
Net Assets	$71,895,516		$45,001,207	$5,993,039	$3,080,832	$124,560,920
Net Assets Consist of:
Paid-in capital	$66,832,001		$42,012,096	$5,757,176	$3,139,665	$133,658,008
Undistributed net investment income	109,069		27,232	2,847	388	290,917
Undistributed (accumulated) net realized gain (loss) on investments, swaps and securities sold short	599,154		3,617,442	337,541	(61,894)	(2,423,439)
Net unrealized appreciation (depreciation) on investments, swaps and securities sold short	4,355,292		(655,563)	(104,525)	2,673	(6,964,566)
Net Assets	$71,895,516		$45,001,207	$5,993,039	$3,080,832	$124,560,920
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	2,679,348		1,425,000	225,000	125,000	5,500,001
Net asset value (offering price and redemption price) per share	$26.83		$31.58	$26.64	$24.65	$22.65
Investments, at cost	$70,020,649		$45,649,178	$6,037,191	$3,078,669	$131,321,453
Securities sold short, proceeds	$—		$—	$1,549,723	$—	$—
#	Includes cash pledged to broker as collateral for swap.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     15

Statements of Operations
For the six months ended April 30, 2018 (Unaudited)

	Reality Shares DIVS ETF	Reality Shares DIVCON Leaders Dividend ETF	Reality Shares DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Guard ETF	Reality Shares NASDAQ NexGen Economy ETF(1)
Investment Income:
Dividend Income	$—	$299,862	$29,783	$19,594	$648,840
Interest income	394,326	885	7,977	58	2,432
Foreign withholding tax	—	(467)	(103)	(51)	(56,907)
Total Income	394,326	300,280	37,657	19,601	594,365
Expenses:
Advisory fees (Note 4)	261,075	83,406	21,392	10,849	203,715
Dividends on securities sold short	—	—	9,667	—	—
Total Expenses	261,075	83,406	31,059	10,849	203,715
Net Investment income	133,251	216,874	6,598	8,752	390,650
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(246)	(3,807)	(308)	(57)	(2,344,985)
Securities sold short	—	—	(117,009)	—	—
Swaps	599,419	—	—	—	—
In-kind redemptions	—	3,622,056	530,754	310,335	(72,095)
Foreign currency transactions	—	—	—	—	(6,359)
Net realized gain	599,173	3,618,249	413,437	310,278	(2,423,439)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(17,276)	(2,497,886)	(397,006)	(172,921)	(6,959,731)
Securities sold short	—	—	5,159	—	—
Swaps	1,429,000	—	—	—	—
Foreign currency transactions	—	—	—	—	(4,835)
Net change in unrealized appreciation (depreciation)	1,411,724	(2,497,886)	(391,847)	(172,921)	(6,964,566)
Net realized and unrealized gain on investments, swaps and securities sold short	2,010,897	1,120,363	21,590	137,357	(9,388,005)
Increase in net assets resulting from operations	$2,144,148	$1,337,237	$28,188	$146,109	$(8,997,355)
(1)	Commencement of operations was January 17, 2018.

The accompanying notes are an integral part of these financial statements.

16     Reality Shares ETF Trust

Statement of Change in Net Assets

	Reality Shares DIVS ETF		Reality Shares DIVCON Leaders Dividend ETF		Reality Shares DIVCON Dividend Defender ETF		Reality Shares DIVCON Dividend Guard ETF		Reality Shares NASDAQ NexGen Economy ETF
	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017	For the Period January 17, 2018* to April 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$133,251	$(44,472)	$216,874	$131,569	$6,598	$2,784	$8,752	$1,513	$390,650
Net realized gain (loss)	599,173	486,106	3,618,249	268,983	413,437	(41,533)	310,278	203,008	(2,423,439)
Net change in unrealized appreciation (depreciation)	1,411,724	2,193,831	(2,497,886)	1,863,199	(391,847)	416,111	(172,921)	130,696	(6,964,566)
Net increase in net assets resulting from operations	2,144,148	2,635,465	1,337,237	2,263,751	28,188	377,362	146,109	335,217	(8,997,355)
Distributions to Shareholders from:
Net investment income	—	—	(209,890)	(111,542)	(3,751)	—	(9,682)	—	(99,733)
Realized gains	(486,125)	—	(25,347)	—	—	—	—	—	—
Total distributions to shareholders	(486,125)	—	(235,237)	(111,542)	(3,751)	—	(9,682)	—	(99,733)
Shareholder Transactions:
Proceeds from shares sold	17,393,141	23,889,703	50,958,984	27,292,866	6,108,301	1,289,438	3,069,141	586,130	135,952,878
Cost of shares redeemed	(671,445)	(5,141,828)	(36,289,195)	(4,479,357)	(4,051,744)	(559,479)	(2,460,282)	(1,114,126)	(2,294,870)
Net increase (decrease) in net assets resulting from shareholder transactions	16,721,696	18,747,875	14,669,789	22,813,509	2,056,557	729,959	608,859	(527,996)	133,658,008
Increase (Decrease) in net assets	18,379,719	21,383,340	15,771,789	24,965,718	2,080,994	1,107,321	745,286	(192,779)	124,560,920
Net Assets:
Beginning of period	53,515,797	32,132,457	29,229,418	4,263,700	3,912,045	2,804,724	2,335,546	2,528,325	—
End of period	$71,895,516	$53,515,797	$45,001,207	$29,229,418	$5,993,039	$3,912,045	$3,080,832	$2,335,546	$124,560,920
Including undistributed net investment income (loss)	$109,069	$(24,182)	$27,232	$20,248	$2,847	$—	$388	$1,318	$290,917
Changes in Shares Outstanding:
Shares outstanding, beginning of period	2,054,348	1,329,348	975,000	175,000	150,000	125,000	100,000	125,000	—
Shares sold	650,000	925,000	1,600,000	975,000	225,000	50,000	125,000	25,000	5,600,001
Shares redeemed	(25,000)	(200,000)	(1,150,000)	(175,000)	(150,000)	(25,000)	(100,000)	(50,000)	(100,000)
Shares outstanding, end of period	2,679,348	2,054,348	1,425,000	975,000	225,000	150,000	125,000	100,000	5,500,001
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     17

Financial Highlights
Reality Shares DIVS ETF
For a share outstanding throughout each year/period presented.

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017		Year Ended October 31, 2016		For the Period December 18, 2014(1) to October 31, 2015
Per Share Operational Performance:
Net asset value, beginning of year/period	$26.05		$24.17		$23.96		$23.00
Investment operations:
Net investment gain (loss)(2)	0.06		(0.02)		(0.12)		(0.17)
Net realized and unrealized gain (loss)	0.94		1.90		0.79		1.13
Total from investment operations	1.00		1.88		0.67		0.96
Distributions to Shareholders from:
Realized gains	(0.22)		—		(0.46)		—
Net asset value, end of year/period	$26.83		$26.05		$24.17		$23.96
Total Return at Net Asset Value	3.87	%(3)	7.77%		2.88%		4.17	%(3)
Net assets, end of year/period (000’s) omitted	$71,896		$53,516		$32,132		$30,053
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.85	%(4)	0.85%		0.85%		0.85	%(4)
Net investment income (loss)	0.43	%(4)	(0.09)%		(0.51)%		(0.82	)%(4)
Portfolio turnover rate(5)	0.00	%(3)(6)	0.00	%(6)	0.00	%(6)	1,475.00	%(3)
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind.
(6)	The Fund did not purchase or hold any long-term securities in the current year. Dividend Swaps are not included in the calculation of the portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

18     Reality Shares ETF Trust

Financial Highlights
Reality Shares DIVCON Leaders Dividend ETF
For a share outstanding throughout each year/period presented.

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017	For the Period January 6, 2016(1) to October 31, 2016
Per Share Operational Performance:
Net asset value, beginning of year/period	$29.98		$24.36	$24.06
Investment operations:
Net investment gain (loss)(2)	0.18		0.33	0.24
Net realized and unrealized gain (loss)	1.61		5.57	0.33
Total from investment operations	1.79		5.90	0.57
Distributions to Shareholders from:
Net investment income	(0.17)		(0.28)	(0.27)
Realized gains	(0.02)		—	—
Total Distributions to Shareholders	(0.19)		(0.28)	(0.27)
Net asset value, end of year/period	$31.58		$29.98	$24.36
Total Return at Net Asset Value	5.97	%(3)	24.29%	2.38	%(3)
Net assets, end of year/period (000’s) omitted	$45,001		$29,229	$4,264
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.43	%(4)	0.43%	0.43	%(4)
Net investment income (loss)	1.12	%(4)	1.18%	1.19	%(4)
Portfolio turnover rate(5)	0.26	%(3)	3.35%	3.38	%(3)
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     19

Financial Highlights
Reality Shares DIVCON Dividend Defender ETF
For a share outstanding throughout each year/period presented.

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017		For the Period January 14, 2016(1) to October 31, 2016
Per Share Operational Performance:
Net asset value, beginning of year/period	$26.08		$22.44		$23.55
Investment operations:
Net investment gain (loss)(2)	0.04		0.03		(0.04)
Net realized and unrealized gain (loss)	0.54		3.61		(1.07)
Total from investment operations	0.58		3.64		(1.11)
Distributions to Shareholders from:
Net investment income	(0.02)		—		—
Net asset value, end of year/period	$26.64		$26.08		$22.44
Total Return at Net Asset Value	2.20	%(3)	16.23%		(4.72	)%(3)
Net assets, end of year/period (000’s) omitted	$5,993		$3,912		$2,805
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	1.23	%(4)(5)	1.38	%(6)	1.54	%(4)(7)
Net investment income (loss)	0.26	%(4)	0.11%		(0.19	)%(4)
Portfolio turnover rate(8)	40.72	%(3)	69.11%		4.18	%(3)
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes dividend expense on short sales of 0.38%.
(6)	Includes dividend expense on short sales of 0.53%.
(7)	Includes expenses associated with short sale transactions of 0.06% and dividend expense of 0.63%.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

20     Reality Shares ETF Trust

Financial Highlights
Reality Shares DIVCON Dividend Guard ETF
For a share outstanding throughout each year/period presented.

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017		For the Period January 14, 2016(1) to October 31, 2016
Per Share Operational Performance:
Net asset value, beginning of year/period	$23.36		$20.23		$23.71
Investment operations:
Net investment gain (loss)(2)	0.08		0.01		(0.00	)(3)
Net realized and unrealized gain (loss)	1.31		3.12		(3.47)
Total from investment operations	1.39		3.13		(3.47)
Distributions to Shareholders from:
Net investment income	(0.10)		—		(0.01)
Net asset value, end of year/period	$24.65		$23.36		$20.23
Total Return at Net Asset Value	5.94	%(4)	15.47%		(14.66	)%(4)
Net assets, end of year/period (000’s) omitted	$3,081		$2,336		$2,528
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.85	%(5)	1.41	%(7)	1.43	%(5)(6)
Net investment income (loss)	0.69	%(5)	0.06%		(0.01	)%(5)
Portfolio turnover rate(8)	0.23	%(4)	267.04%		64.92	%(4)
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Amount represents less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes expenses associated with short sale transactions of 0.07% and dividend expense of 0.51%.
(7)	Includes dividend expense on short sales of 0.56%.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     21

Financial Highlights
Reality Shares NASDAQ NexGen Economy ETF
For a share outstanding throughout the period presented.

	For the Period January 17, 2018(1) to April 30, 2018
Per Share Operational Performance:
Net asset value, beginning of year/period	$24.00
Investment operations:
Net investment gain (loss)(2)	0.09
Net realized and unrealized gain (loss)	(1.42)
Total from investment operations	(1.33)
Distributions to Shareholders from:
Net investment income	(0.02)
Net asset value, end of year/period	$22.65
Total Return at Net Asset Value	(5.56	)%(3)
Net assets, end of year/period (000’s) omitted	$124,561
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.68	%(4)
Net investment income (loss)	1.30	%(4)
Portfolio turnover rate(5)	28.31	%(3)
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

22     Reality Shares ETF Trust

Notes to Financial Statements
April 30, 2018 (Unaudited)

1. ORGANIZATION

The Reality Shares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on March 26, 2013 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). At the period ended April 30, 2018, the Trust offered 5 investment funds (each a “Fund”, and collectively the “Funds”), with each Fund being classified at period end as non-diversified under the 1940 Act. Please see each Fund’s prospectus for investment objective information.

Fund	Commencement of Operations Date
Reality Shares DIVS ETF	December 18, 2014
Reality Shares DIVCON Leaders Dividend ETF	January 6, 2016
Reality Shares DIVCON Dividend Defender ETF	January 14, 2016
Reality Shares DIVCON Dividend Guard ETF	January 14, 2016
Reality Shares NASDAQ NexGen Economy ETF	January 17, 2018

The shares of Reality Shares DIVS ETF are listed and traded on the New York Stock Exchange (“NYSE”) Arca, Inc. and other secondary markets. The shares of Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF are listed and traded on the Cboe BZX Exchange and other secondary markets. The shares of Reality Shares Nasdaq NexGen Economy ETF are listed and traded on the NASDAQ Stock Market and other secondary markets. The market price of each Fund may be below, at, or above their net asset value (“NAV”). The Funds are considered Investment Companies under U.S. generally accepted accounting principal (“GAAP”) and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in conformity with U.S. GAAP, which require management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in its preparation of its financial statements:

Investment Transactions and Investment Income:  Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Credit and Counter Party Exposure:  The Reality Shares DIVS ETF has investments in swap contracts which are detailed in the Fund’s Schedule of Investments. Such swap contracts disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a swap contract may cause it to default on its obligations. The Fund’s credit and counterparty exposure with respect to these swap contracts is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

Distributions:  Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Due to broker:  Due to broker represents collateral received from a broker for swap contracts. As of the period ended April 30, 2018, Reality Shares DIVS ETF has amounts due to two brokers.

Short Sales:  A Fund may sell securities it does not own as a hedge against long positions and/or in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized

Reality Shares ETF Trust     23

Notes to Financial Statements (continued)

upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the period ended April 30, 2018, the Reality Shares DIVCON Dividend Defender ETF engaged in short sale activity.

A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.

Swaps:  Changes in the underlying value of the swap contracts are recorded as unrealized appreciation or depreciation on swaps (see Note 7).

3. SECURITIES VALUATION

Investment Valuation:  The NAV per share is computed as of the scheduled close of regular trading on the NYSE, ordinarily 4:00 p.m. eastern time, on each day during which the NYSE is open for trading. For purposes of calculating NAV, portfolio investments generally are valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange or a major market-maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, or a major market-maker (or dealer) or (iii) based on amortized cost, which typically approximates fair value, if it can reasonably be concluded at the time of each such valuation that the amortized cost value of the security is approximately the same as the security’s value determined in accordance with market-based factors.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in Money Markets are valued at their closing NAV per share each business day.

Non-exchange-traded swaps are normally valued on the basis of quotations or an equivalent indication of value supplied by an independent pricing service or major market-makers or dealers. The Funds may use various third-party pricing services, or discontinue the use of any third-party pricing service, as determined by the Board of Trustees from time to time.

Under supervision of the Board of Trustees, Reality Shares Advisors, LLC (the “Advisor”) formed a Fair Value Pricing Committee (the “Committee”) to perform certain functions as they relate to the administration and oversight of the Trust’s valuation procedures. Under these procedures, the Committee convenes on a periodic and ad-hoc basis to review pricing of such securities and instruments, and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Trust’s investments will be fair valued in accordance with its pricing policy and procedures. Securities that are valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.”

When fair-value pricing is employed, the prices of securities used by the Funds to calculate NAV may differ from quoted or published prices for the same securities.

24     Reality Shares ETF Trust

Notes to Financial Statements (continued)

Fair Valuation Measurement:  The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of a fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2018 is disclosed at the end of each Fund’s Schedule of Investments.

4. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Fee:  Under an Advisory Agreement and subject to the supervision of the Board of Trustees, the Advisor is responsible for managing the investment activities of the Trust and the Trust’s business affairs and other administrative matters. For its services, the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Reality Shares DIVS ETF	0.85%
Reality Shares DIVCON Leaders Dividend ETF	0.43%
Reality Shares DIVCON Dividend Defender ETF	0.85%
Reality Shares DIVCON Dividend Guard ETF	0.85%
Reality Shares NASDAQ NexGen Economy ETF	0.68%

Such fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Advisor has agreed to pay all expenses of the Funds excluding (i) brokerage expenses and other fees, or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (iv) acquired fund fees and expenses; (v) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes) and (vii) dividends and expenses associated with securities sold short, subject to any expense limitation agreements.

Expenses Associated with Securities Sold Short:  Effective March 10, 2016, the Trust and the Advisor have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Advisor has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep aggregate interest expenses on securities sold short from exceeding 0.10% of the average daily net assets of the Reality Shares DIVCON Dividend Defender and Reality Shares DIVCON Dividend Guard Funds until February 28, 2019 (the “Expense Limitation”), unless renewed. The Advisor may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ expenses associated with short sales transactions are above the Expense Limitation. This agreement may be terminated: (i) by the Trust for any reason at any time, or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2019, or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, or (iii) by either party, if the Advisory Agreement is terminated for any reason, effective upon the effective date of the termination of the Advisory Agreement. As of April 30, 2018 there were no fees waived and no outstanding waivers of borrowing fees on securities sold short.

Reality Shares ETF Trust     25

Notes to Financial Statements (continued)

Distribution and Service Fees:  ALPS Distributors, Inc. (the “Distributor”) serves as the Trust’s Distributor. The Distributor will not distribute shares in less than Creation Units, as defined in Note 5, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

No distribution fees are currently paid by the Trust and there are no current plans to impose a fee.

Administrator, Custodian, Accounting Agent and Transfer Agent Services:  The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Trust’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Transfer Agency and Services Agreement, and Custody Agreement respectively. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Chief Compliance Officer:  ALPS Fund Services, Inc., which is a related entity to the Distributor, serves as the funds CCO pursuant to a CCO agreement and receives a fee for those services paid by the Advisor.

Certain Trustees and Officers of the Funds are also officers of the Advisor and ALPS Fund Services, Inc.

5. CREATION AND REDEMPTION TRANSACTIONS

Each Fund issues and redeems shares at NAV only in aggregated lots of 25,000 shares or more (each, a “Creation Unit”). Because non-exchange traded swaps and securities sold short are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) swaps or securities sold short in the creation or redemption of its shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

A fixed transaction fee of $500 for standard settlement is imposed for each Fund, for each creation or redemption transaction. The fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units, as applicable. In addition to the fixed transaction fee, the Funds may charge an additional variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a “Participant Agreement” with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended April 30, 2018 were as follows:

Fund	Purchases	Sales
Reality Shares DIVS ETF	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	19,415,285	99,386
Reality Shares DIVCON Dividend Defender ETF	1,781,541	12,197
Reality Shares DIVCON Dividend Guard ETF	1,442,727	5,909
Reality Shares NASDAQ NexGen Economy ETF	30,211,577	26,198,953

For the period ended April 30, 2018, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Reality Shares DIVS ETF	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	50,621,884	55,296,387
Reality Shares DIVCON Dividend Defender ETF	4,755,538	5,180,225
Reality Shares DIVCON Dividend Guard ETF	3,046,777	3,876,570
Reality Shares NASDAQ NexGen Economy ETF	131,678,032	2,209,152

26     Reality Shares ETF Trust

Notes to Financial Statements (continued)

7. DERIVATIVE INSTRUMENTS

Swaps:  A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the notional positions held by each swap counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for some swaps. Therefore, some swaps are subject to credit risk or the risk of default or non-performance by the counterparty. During the period ended April 30, 2018, only the Reality Shares DIVS ETF (“DIVY Fund”) engaged in swap transactions. The swap contracts are marked to market daily.

When the DIVY Fund has an unrealized loss on a swap agreement, the DIVY Fund has instructed the Custodian to pledge cash or liquid securities as collateral with an approximate value of the amount equal to the unrealized loss. Collateral pledges are monitored daily and subsequently adjusted at predetermined levels if and when the swap valuations fluctuate.

When the DIVY Fund has an unrealized gain on a swap contract, no collateral is required from the DIVY Fund to the swap counterparty. In this instance, the DIVY Fund may seek to mitigate counterparty risk by generally requiring the swap counterparty to post collateral for the benefit of the DIVY Fund, marked to market daily, in an amount approximately equal to the unrealized gain on the swap, subject to certain minimum thresholds.

Pursuant to documentation governing the DIVY Fund’s swap transactions between the DIVY Fund and its counterparties, the counterparties have the right to terminate the swaps early in the event that the net assets of the DIVY Fund decline below specific levels set forth in the swap agreement. In the event of early termination, the counterparty may require the DIVY Fund to pay or receive a settlement amount not greater than the current outstanding net unrealized (depreciation)/appreciation in connection with the terminated swap transaction. As of April 30, 2018, the DIVY Fund has not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination.

Dividend Swaps:  The DIVY Fund may enter into dividend swaps in order to gain exposure to changes in the expected dividend value of the large cap securities of the S&P 500 Index. Dividend swaps are over-the-counter derivative contracts that allow investors exposure to the actual dividend value that will be paid by the constituents of an index over a period of time. In a typical dividend swap transaction, the buyer and seller agree at inception to the aggregate value of dividends expected to be paid on the index constituents over the term of the contract — the expected dividend value. At maturity of the contract, the buyer pays/receives to/from the seller the net difference between the expected dividend value and the aggregate value of actual dividends paid by the index constituents — the actual dividend value. During the life of a dividend swap, the contract is valued on the current expected dividend value of the index for the specific contract period. As the contract approaches maturity, the expected dividend value will change based on actual dividends paid and expectations for dividends not yet paid, until final settlement of the contract where expected dividend value and actual dividend value converge.

The notional amounts and the unrealized appreciation (depreciation) of the dividend swaps appearing in the Schedule of Investments for the DIVY Fund is representative of the average volume of derivative exposure for the period ended April 30, 2018.

FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is applicable to all entities that issue or hold derivative instruments. ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives and distinguishes between instruments used to manage risk and those used for other purposes.

The effect of derivative instruments on the Reality Shares DIVS ETF’s Statement of Assets and Liabilities at April 30, 2018:

	Equity Contracts	Total
Asset Derivatives:
Reality Shares DIVS ETF
Unrealized Appreciation on Swaps	$4,421,908	$4,421,908
Liability Derivatives:
Reality Shares DIVS ETF
Unrealized Depreciation on Swaps	(44,180)	(44,180)
Total	$4,377,728	$4,377,728

Reality Shares ETF Trust     27

Notes to Financial Statements (continued)

The effect of derivatives instruments on the Reality Shares DIVS ETF’s Statement of Operations for the period ended April 30, 2018:

	Equity Contracts	Total
Reality Shares DIVS ETF
Net Realized Gain (Loss) on:
Dividend Swaps	$599,419	$599,419
Net Change in Unrealized Appreciation (Depreciation) on:
Dividend Swaps	1,429,000	1,429,000

In order to better define its contractual rights and to secure rights that will help the DIVY Fund mitigate its counterparty risk, the DIVY Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the DIVY Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the DIVY Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment.

Collateral requirements generally differ by type of derivative instrument. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the DIVY Fund and the counterparty. Generally, the amount of collateral due from or due to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the DIVY Fund from its swap counterparties are not fully collateralized, contractually or otherwise, the DIVY Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the DIVY Fund does not offset assets and liabilities subject to a master netting arrangement or similar agreements in the Statements of Assets and Liabilities. Therefore all qualified transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2018, the DIVY Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amount on the Statements of Assets and Liabilities to the net amounts, including collateral exposure, is included in the following table by counterparty:

Assets:

Amounts Not Offset in the Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Assets Offset in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged/ (Received)*	Net Amount Due from Counterparty
Reality Shares DIVS ETF
Unrealized Appreciation on Dividend Swaps	BNP Paribas	$2,888,620	$(6,180)	$—	$(1,950,000)	$932,440
Unrealized Appreciation on Dividend Swaps	JP Morgan	697,635	—	—	(480,000)	217,635
Unrealized Appreciation on Dividend Swaps	Morgan Stanley	270,615	(38,000)	—	—	232,615
Unrealized Appreciation on Dividend Swaps	Societe Generale	565,038	—	—	—	565,038
Total		$4,421,908	$(44,180)	$—	$(2,430,000)	$1,947,728

Liabilities:

Amounts Not Offset in the Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Assets Offset in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged/ (Received)*	Net Amount Due from Counterparty
Reality Shares DIVS ETF
Unrealized Depreciation on Dividend Swaps	BNP Paribas	$6,180	$(6,180)	$—	$—	$—
Unrealized depreciation on Dividend Swaps	Morgan Stanley	38,000	(38,000)	—	—	—
Total		$44,180	$(44,180)	$—	$—	$—
*	These amounts are limited to the derivative asset/liability and accordingly, do not excess collateral pledged.

28     Reality Shares ETF Trust

Notes to Financial Statements (continued)

8. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some principal risk factors affecting your investments in the Funds are set forth below:

Counterparty Risk:  The Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Foreign Issuer Exposure Risk:  (for the Reality Shares Nasdaq NexGen Economy ETF) The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Market Risk:  Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.

Non-Diversification Risk:  The Funds are non-diversified, which means that they may invest in fewer instruments or issuers than a diversified fund. As a result, the Funds may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Short Sales Risk:  (for The Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF when deployed) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.

Swap Risk:  The DIVY Fund engages in swap transactions and is therefore subject to swap risk. The risks of swaps include: (i) an imperfect correlation between the movement in prices of the swap and the instruments underlying them; (ii) lack of liquidity in transacting the swap contract; (iii) difficulty in obtaining an accurate value for the swaps; (iv) the risk that the counterparty to the swap will default or otherwise fail to honor or become delayed in its ability to honor its obligation; and (v) the risk that the DIVY Fund may not be able to enter into a new swap contract at a favorable price after a swap contract to which it is currently a party expires or is terminated. Specifically dividend swaps are subject to a risk that the movement in swap prices may not be correlated to the actual dividends paid by the companies in the index underlying them.

Each Fund’s prospectus and SAI contains additional information about the principal risks of investing in each Fund.

9. FEDERAL INCOME TAX

Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in each Fund on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by each Fund at least annually. The amount of dividends distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed

Reality Shares ETF Trust     29

Notes to Financial Statements (continued)

each Fund’s tax position taken on federal, state and local income tax returns for all open tax years (since inception), and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

At October 31, 2017, the cost of investments and net unrealized appreciation (depreciation) including shorts and swaps for federal income tax cost purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation) on Swaps and Securities Sold Short
Reality Shares DIVS ETF	$52,702,375	$929	$(6,089)	$(5,160)	$2,948,728
Reality Shares DIVCON Leaders Dividend ETF	27,375,490	2,492,440	(650,917)	1,841,523	-
Reality Shares DIVCON Dividend Defender ETF	3,536,712	429,408	(72,339)	357,069	(69,820)
Reality Shares DIVCON Dividend Guard ETF	2,179,468	233,288	(77,060)	156,228	-

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

Certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. At October 31, 2017, the Funds elected to defer the following late year loss deferrals as follows: Reality Shares DIVS ETF $24,182.

At October 31, 2017, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains:

Fund	Non-Expiring Short Term Losses
Reality Shares DIVS ETF	$—
Reality Shares DIVCON Leaders Dividend ETF	—
Reality Shares DIVCON Dividend Defender ETF	75,823
Reality Shares DIVCON Dividend Guard ETF	352,806
Reality Shares NASDAQ NexGen Economy ETF	—

The following Funds, Reality Shares DIVCON Leaders Dividend ETF and Reality Shares DIVCON Guard ETF, utilized $2,301 and $71,660, respectively, of capital loss carryforwards to offset taxable gains realized during the year ended October 31, 2017.

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. No notable events have occurred between period end and the issuance of the financial statements.

30     Reality Shares ETF Trust

Board Considerations in Approving the Investment Advisory Agreement for the Funds (Unaudited)

The Board of Trustees (the “Board”) of Reality Shares ETF Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on December 14, 2017 (the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the (i) approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Reality Shares Advisors, LLC (the “Advisor”) applicable to the Reality Shares DIVS ETF, Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF, and Reality Shares DIVCON Dividend Guard ETF, each a (“Fund”) and collectively the existing series of the Trust (“Existing Series”), and (ii) approval of the Investment Advisory Agreement applicable to the Reality Shares Nasdaq NexGen Economy ETF, a new fund of the Trust (a “Fund” and “New Fund”), and included with the Existing Series collectively (the “Funds”). The Board unanimously approved the Investment Advisory Agreement with respect to each Fund based on the Board’s review of qualitative and quantitative information provided by the Advisor.

Prior to reaching the conclusion to approve the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from independent legal counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and discussed the contents of such memorandum with independent legal counsel prior to the Meeting. Prior to the Meeting, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding each Fund’s proposed fees and expenses relative to the fees and expenses of other comparable funds. The Independent Trustees carefully evaluated this information, met in executive session outside the presence of management, and were advised by independent legal counsel with respect to their deliberations. During the Meeting, the Trustees again reviewed with counsel their responsibilities in connection with their consideration of the Advisory Agreement, and engaged in a dialogue with management about the information provided in advance of the Meeting.

At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the investment advisory and other services to be provided by the Advisor; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) (i) with respect to the Existing Series, the performance of each Fund compared with appropriate benchmarks, after fees and expenses, and (ii) with respect to the New Fund, a review of the index methodology and other relevant data in support of the Fund’s investment thesis; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds; (f) the Funds’ expected overall fees and operating expenses compared with those of similar funds; (g) the Advisor’s compliance processes and systems; (h) the Advisor’s compliance policies and procedures; (i) the Advisor’s reputation, expertise and resources in the financial markets; (k) the Advisor’s brokerage practices and investment strategies; (l) the Advisor’s current Form ADV; and (m) a copy of the Investment Advisory Agreement between the Trust and the Advisor. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides (or will provide) to the Funds, as well as the costs incurred and benefits realized by the Advisor and its affiliates in providing such services; (c) concluded that the Advisor’s fees are reasonable in comparison to the fees charged by investment advisers to comparable funds and (d) agreed to approve the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided (and Expected to be Provided) by the Advisor; Personnel and Operations of the Advisor. The Board reviewed the services provided by the Advisor for the Existing Series and services expected to be provided by the Advisor for the New Fund under the Investment Advisory Agreement and the Advisor’s experience, resources and strengths in managing the Funds, including its personnel. Based on the foregoing, the Trustees determined that each Fund was likely to benefit from the nature, quality and extent of these services, as well as the Advisor’s ability to render such services based on its experience, personnel, operations and resources.
•	Performance of the Existing Series and the Advisor. For each Existing Series, the Board was able to review the Fund’s performance over various trailing periods compared to the benchmark the Fund seeks to track, if applicable, and the benchmark index used for performance comparison purposes. The Board considered each Existing Fund’s investment performance relative to its investment objective. In addition, among other things, the Board considered information provided by the Advisor throughout the year, including tracking error data and data regarding the number of times that an Existing Fund’s secondary market trading price closed above or below the Fund’s net asset value. Based on the foregoing, the Board concluded that each Existing Fund’s performance, including any tracking error, as applicable, was reasonable in light of the investment objectives and policies of each Fund.
•	Comparison of Fees Charged (or to be Charged) by the Advisor and Other Investment Advisers to Similar Clients. The Board also reviewed statistical information provided by the Advisor regarding each Fund’s proposed expense ratio. The Advisor prepared a report to help the Board compare each of the Fund’s fees and expenses to those of comparable funds in the Fund’s peer groups as classified by two independent market data providers, and presented by the Advisor. In the report, each Fund’s

Reality Shares ETF Trust     31

Board Considerations in Approving the Investment Advisory Agreement for the Funds (Unaudited) (continued)

proposed expense ratio was compared to those of other funds with shared key characteristics (e.g., asset size, investment strategy and portfolio investments) determined by the Advisor to comprise the Fund’s applicable peer group. The Advisor discussed, and the Board considered, the methodology that the Advisor used to determine each Fund’s peer group. The Board also considered the Advisor’s representation that it found each peer group that it compiled to be appropriate. The Board further considered the contractual expense limitation agreement between the Trust and the Advisor pursuant to which the Advisor has agreed to waive its fees or reimburse expenses in order to keep certain expenses of the Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF from exceeding 0.10% of such Funds’ average daily net assets. Based on the foregoing, the Board determined that the advisory fees paid by the Funds were reasonable in relation to the nature, quality and extent of the services provided by the Advisor.
•	Costs of Services Provided (or to be Provided) to the Funds and Profits Realized by the Advisor. The Board noted that the Advisor had contractually agreed to pay all operating expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution fees (if any), extraordinary expenses and, as applicable, expenses associated with securities sold short. On that basis, the Board concluded that the cost of services to the Funds was reasonable. With respect to the Advisor’s profitability in its management of the Existing Series, the Board reviewed information regarding the direct revenue received by the Advisor and discussed the Advisor’s profit margin as reflected in the Advisor’s profitability analysis. With respect to the Advisor’s profitability in its management of the New Fund, the Board concluded it was too early to predict the profitability of the New Fund to the Advisor, but noted that they would monitor the Advisor’s profitability with respect to the Funds on an on-going basis.
•	Economies of Scale. The Board noted that the Funds are still not yet of a sufficient size to be experiencing economies of scale. The Board noted that it intends to continue monitoring the existence of economies of scale as the Funds grow asset size.
•	Other Benefits to the Advisor and/or its Affiliates. The Board also considered that Reality Shares may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Board also noted that the Trust’s service providers are not affiliated with the Advisor, so that such services do not give rise to “fall-out” benefits for the Advisor.

On the basis of the information provided to it in advance of the Meeting and its evaluation of that information, as well as additional information provided by the Advisor in response to the Trustees’ questions during the Meeting, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

32     Reality Shares ETF Trust

Supplemental Information (Unaudited)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record as applicable for the most recent twelve-month period ended June 30, 2017 is available, without charge upon request, by calling (855) 595-0240. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and the Fund’s net asset value may be found on the Fund’s website at http://www.realityshares.com.

Reality Shares ETF Trust     33

Investment Advisor

Reality Shares Advisors, LLC
402 W Broadway, Suite 2800
San Diego, CA 92101

Custodian/Fund Administrator

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Independent Registered Public Accounting Firm

Cohen & Company Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reality Shares ETF Trust

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	June 22, 2018

By (Signature and Title)*	/s/ Tom Trivella
Tom Trivella, Treasurer
(principal financial officer)

Date	June 22, 2018

* Print the name and title of each signing officer under his or her signature.